Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 88,300	SFr 108,100
Offsetting	(81,800)	(101,800)
of which counterparty netting	(68,300)	(83,900)
of which cash collateral netting	(13,500)	(17,900)
Total net derivatives subject to enforceable master netting agreements	6,500	6,300
Total derivatives not subject to enforceable master netting agreements	2,600	4,300
Total net derivatives presented in the consolidated balance sheets	9,100	10,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	27,800	32,200
Securities sold under repurchase agreements, offsetting	(10,700)	(16,600)
Securities sold under repurchase agreements, net	17,100	15,600
Securities lending transactions, gross	900	15,400
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	900	15,400
Obligation to return securities received as collateral, at fair value, gross	2,900	14,700
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	2,900	14,700
Total subject to enforceable master netting agreements, gross	31,600	62,300
Total subject to enforceable master netting agreements, offsetting	(10,700)	(16,600)
Total subject to enforceable master netting agreements, net	20,900	45,700
Total not subject to enforceable master netting agreements	2,400	4,600
Total, gross	34,000	66,900
Total, net	23,300	50,300
of which reported at fair value	14,042	13,213
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,500	6,300
Derivatives, financial instruments	1,200	1,300
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	5,300	5,000
Securities sold under repurchase agreements, net	17,100	15,600
Securities sold under repurchase agreements, financial instruments	17,100	15,500
Securities sold under repurchase agreements, cash collateral received/pledged	0	100
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	900	15,400
Securities lending transactions, financial instruments	800	15,300
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	100	100
Obligation to return securities received as collateral, at fair value, net	2,900	14,700
Obligation to return securities received as collateral, financial instruments	2,700	13,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	200	1,700
Total financial liabilities subject to enforceable master netting agreements, net	27,400	52,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	21,800	45,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial liabilities subject to enforceable master netting agreements, net exposure	5,600	6,800
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	8,900	10,600
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(10,700)	(16,600)
Total, gross	31,000	51,900
Total, net	20,300	35,300
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	3,000	15,000
Total, net	3,000	15,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,800	5,600
Offsetting	(10,700)	(5,300)
Total net derivatives subject to enforceable master netting agreements	100	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	300
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	59,100	81,000
Offsetting	(52,900)	(75,500)
Total net derivatives subject to enforceable master netting agreements	6,200	5,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,200	5,500
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,400	21,500
Offsetting	(18,200)	(21,000)
Total net derivatives subject to enforceable master netting agreements	200	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	200	500
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	33,300	44,300
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,800	4,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	23,500	40,300
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,900	23,100
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,500	22,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,400	34,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,100	13,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,300	21,400
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,200	5,700
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600	1,400
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,600	4,300
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	600
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400	500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	88,300	108,100
Offsetting	(81,800)	(101,800)
of which counterparty netting	(68,300)	(83,900)
of which cash collateral netting	(13,500)	(17,900)
Total net derivatives subject to enforceable master netting agreements	6,500	6,300
Total derivatives not subject to enforceable master netting agreements	2,600	4,300
Total net derivatives presented in the consolidated balance sheets	9,100	10,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	27,800	32,300
Securities sold under repurchase agreements, offsetting	(10,700)	(16,600)
Securities sold under repurchase agreements, net	17,100	15,700
Securities lending transactions, gross	900	15,400
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	900	15,400
Obligation to return securities received as collateral, at fair value, gross	2,900	14,700
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	2,900	14,700
Total subject to enforceable master netting agreements, gross	31,600	62,400
Total subject to enforceable master netting agreements, offsetting	(10,700)	(16,600)
Total subject to enforceable master netting agreements, net	20,900	45,800
Total not subject to enforceable master netting agreements	2,500	4,600
Total, gross	34,100	67,000
Total, net	23,400	50,400
of which reported at fair value	14,133	13,307
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,500	6,300
Derivatives, financial instruments	1,200	1,300
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	5,300	5,000
Securities sold under repurchase agreements, net	17,100	15,700
Securities sold under repurchase agreements, financial instruments	17,100	15,600
Securities sold under repurchase agreements, cash collateral received/pledged	0	100
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	900	15,400
Securities lending transactions, financial instruments	800	15,300
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	100	100
Obligation to return securities received as collateral, at fair value, net	2,900	14,700
Obligation to return securities received as collateral, financial instruments	2,700	13,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	200	1,700
Total financial liabilities subject to enforceable master netting agreements, net	27,400	52,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	21,800	45,200
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial liabilities subject to enforceable master netting agreements, net exposure	5,600	6,800
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	8,900	10,600
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	200	0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(10,700)	(16,600)
Total, gross	31,100	52,000
Total, net	20,400	35,400
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	3,000	15,000
Total, net	3,000	15,000
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,800	5,600
Offsetting	(10,700)	(5,300)
Total net derivatives subject to enforceable master netting agreements	100	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	100	300
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	59,100	81,000
Offsetting	(52,900)	(75,500)
Total net derivatives subject to enforceable master netting agreements	6,200	5,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	6,200	5,500
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,400	21,500
Offsetting	(18,200)	(21,000)
Total net derivatives subject to enforceable master netting agreements	200	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	200	500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	33,300	44,300
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,800	4,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	23,500	40,300
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,900	23,100
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,500	22,900
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25,400	34,400
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,100	13,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,300	21,400
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,200	5,700
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600	1,400
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,600	4,300
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	600
Bank | Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400	500
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 100